DERIVATIVE LIABILITIES - Weighted Average Upon Conversion (Details) - Weighted average	Dec. 31, 2021	Dec. 31, 2020 Y
Risk free annual rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement	0.25	0.82
Probability at maturity
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement	0.00	0.31
Probability before maturity
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement	100.00	59.00
Probability at change of control
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement	0.00	33.00
Annual dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement	0.0	9.0
Stock price volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement	0.0	70.9
Expected life in years
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement		2.28